Leases (Details) - Schedule of Maturity of Operating Lease Liabilities ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Leases (Details) - Schedule of Maturity of Operating Lease Liabilities [Line Items]
2024 | ¥			¥ 4,447
2025 | ¥			3,179
2026 | ¥			3,179
2027 | ¥
2028 | ¥
Total lease payments | ¥			10,805
Less: imputed interest | ¥			(616)
Total | ¥			10,189
Current portion	¥ (4,011)	$ (552)	(4,090)	$ (576)	¥ (5,200)
Non-current portion	¥ (5,093)	$ (701)	¥ (6,099)	(859)	¥ (7,494)
Previously Reported [Member]
Leases (Details) - Schedule of Maturity of Operating Lease Liabilities [Line Items]
2024				626
2025				448
2026				448
2027
2028
Total lease payments				1,522
Less: imputed interest				(87)
Total				1,435
Current portion				(576)
Non-current portion				$ (859)